Income Taxes (Summary Of Tax-Related Interest Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Tax-related interest income	$ 100	$ 500	$ 200